Income Tax (Details)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Tax [Line Items]
Profits tax rate	25.00%	25.00%
China [Member]
Income Tax [Line Items]
Profits tax rate	25.00%